UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-04098
Name of Registrant: Vanguard Chester Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: September 30th
Date of reporting period: December 31, 2013
Item 1: Schedule of Investments

Vanguard PRIMECAP Fund

Schedule of Investments
As of December 31, 2013

		Market
		Value
	Shares	($000)
Common Stocks (96.2%)
Consumer Discretionary (7.9%)
L Brands Inc.	9,471,722	585,826
* DIRECTV	8,053,962	556,448
TJX Cos. Inc.	6,875,000	438,144
Walt Disney Co.	5,575,000	425,930
Carnival Corp.	5,818,100	233,713
* Bed Bath & Beyond Inc.	2,300,975	184,768
^ Sony Corp. ADR	10,050,000	173,765
Mattel Inc.	3,650,000	173,667
Whirlpool Corp.	897,800	140,829
Ross Stores Inc.	857,600	64,260
Time Warner Cable Inc.	293,304	39,743
* Amazon.com Inc.	76,000	30,308
VF Corp.	397,400	24,774
Las Vegas Sands Corp.	300,000	23,661
Macy's Inc.	385,800	20,602
Target Corp.	120,000	7,592
		3,124,030
Consumer Staples (0.6%)
Costco Wholesale Corp.	1,415,000	168,399
Kellogg Co.	700,000	42,749
CVS Caremark Corp.	349,065	24,983
PepsiCo Inc.	145,000	12,026
		248,157
Energy (4.4%)
Noble Energy Inc.	7,920,176	539,443
Transocean Ltd.	6,706,179	331,419
Schlumberger Ltd.	3,632,200	327,298
EOG Resources Inc.	1,865,000	313,022
Exxon Mobil Corp.	615,000	62,238
Encana Corp.	2,660,000	48,013
* Cameron International Corp.	687,500	40,927
* Southwestern Energy Co.	892,000	35,082
National Oilwell Varco Inc.	310,000	24,654
Noble Corp. plc	240,000	8,993
Petroleo Brasileiro SA ADR Type A	600,000	8,814
Petroleo Brasileiro SA ADR	400,000	5,512
Cabot Oil & Gas Corp.	44,000	1,705
Range Resources Corp.	12,500	1,054
		1,748,174
Financials (5.6%)
Marsh & McLennan Cos. Inc.	15,382,000	743,874
Charles Schwab Corp.	28,515,900	741,413
Chubb Corp.	2,500,000	241,575
* Berkshire Hathaway Inc. Class B	2,000,000	237,120
Wells Fargo & Co.	4,006,528	181,896
American Express Co.	482,100	43,741
CME Group Inc.	260,000	20,400
US Bancorp	110,000	4,444

Weyerhaeuser Co.	100,000	3,157
		2,217,620
Health Care (31.0%)
* Biogen Idec Inc.	10,322,495	2,887,718
Amgen Inc.	17,816,200	2,033,897
Roche Holding AG	5,860,000	1,641,540
Eli Lilly & Co.	26,600,000	1,356,600
Novartis AG ADR	14,529,969	1,167,919
Medtronic Inc.	16,323,952	936,832
Johnson & Johnson	6,864,800	628,747
* Life Technologies Corp.	6,903,300	523,270
* Boston Scientific Corp.	28,342,560	340,678
GlaxoSmithKline plc ADR	5,121,200	273,421
Abbott Laboratories	5,911,300	226,580
AbbVie Inc.	2,449,800	129,374
Sanofi ADR	1,205,000	64,624
Thermo Fisher Scientific Inc.	242,600	27,014
Stryker Corp.	259,000	19,461
Zimmer Holdings Inc.	197,000	18,358
		12,276,033
Industrials (14.5%)
FedEx Corp.	11,969,012	1,720,785
Honeywell International Inc.	7,818,547	714,381
Southwest Airlines Co.	34,559,300	651,097
United Parcel Service Inc. Class B	3,211,070	337,419
European Aeronautic Defence and Space Co. NV	4,233,700	325,023
CH Robinson Worldwide Inc.	5,284,080	308,273
Union Pacific Corp.	1,828,700	307,222
Caterpillar Inc.	3,192,000	289,866
Boeing Co.	1,775,760	242,374
Alaska Air Group Inc.	3,103,900	227,733
Deere & Co.	1,961,500	179,144
Delta Air Lines Inc.	3,128,000	85,926
^ Canadian Pacific Railway Ltd.	447,800	67,761
PACCAR Inc.	1,000,000	59,170
Expeditors International of Washington Inc.	906,700	40,122
Donaldson Co. Inc.	800,000	34,768
Pentair Ltd.	400,000	31,068
Rockwell Automation Inc.	236,900	27,992
* United Continental Holdings Inc.	580,000	21,941
Pall Corp.	205,000	17,497
CSX Corp.	500,000	14,385
United Technologies Corp.	100,000	11,380
Granite Construction Inc.	290,000	10,144
Norfolk Southern Corp.	46,100	4,279
Safran SA	42,000	2,920
Cummins Inc.	12,150	1,713
Republic Services Inc. Class A	17,000	564
		5,734,947
Information Technology (29.5%)
* Google Inc. Class A	1,664,643	1,865,582
Texas Instruments Inc.	33,920,700	1,489,458
Microsoft Corp.	38,564,600	1,443,473
* Adobe Systems Inc.	23,310,070	1,395,807
QUALCOMM Inc.	9,559,350	709,782
Intuit Inc.	8,418,700	642,515

*	Micron Technology Inc.	20,120,000	437,811
Oracle Corp.	10,212,533	390,732
Visa Inc. Class A	1,608,570	358,196
Hewlett-Packard Co.	11,755,000	328,905
Intel Corp.	12,400,000	321,904
EMC Corp.	12,462,800	313,439
Accenture plc Class A	2,886,100	237,295
KLA-Tencor Corp.	3,603,700	232,294
Telefonaktiebolaget LM Ericsson ADR	16,808,914	205,741
Symantec Corp.	7,366,900	173,711
1	Plantronics Inc.	3,701,500	171,935
NVIDIA Corp.	10,345,000	165,727
Motorola Solutions Inc.	1,874,000	126,495
NetApp Inc.	2,600,000	106,964
Corning Inc.	5,243,200	93,434
*,^ BlackBerry Ltd.	10,438,600	77,768
Activision Blizzard Inc.	3,720,000	66,328
Analog Devices Inc.	1,222,000	62,236
ASML Holding NV	479,175	44,899
Apple Inc.	78,000	43,767
SanDisk Corp.	500,000	35,270
MasterCard Inc. Class A	41,250	34,463
*	Entegris Inc.	2,583,472	29,968
Cisco Systems Inc.	1,011,950	22,718
Applied Materials Inc.	1,220,000	21,582
*	Rambus Inc.	2,000,000	18,940
Altera Corp.	450,000	14,638
*	eBay Inc.	253,000	13,887
*	F5 Networks Inc.	97,400	8,850
*	Salesforce.com Inc.	154,000	8,499
*	Yahoo! Inc.	20,000	809
11,715,822
Materials (2.7%)
Monsanto Co.	6,140,460	715,671
Potash Corp. of Saskatchewan Inc.	6,219,200	204,985
Praxair Inc.	925,000	120,278
EI du Pont de Nemours & Co.	150,000	9,745
Celanese Corp. Class A	60,000	3,319
LyondellBasell Industries NV Class A	1,700	136
1,054,134
Total Common Stocks (Cost $17,372,935)	38,118,917
Market
Value
Coupon	Shares	($000)
Temporary Cash Investment (4.1%)
Money Market Fund (4.1%)
[2,3] Vanguard Market Liquidity Fund (Cost
$1,628,298)	0.125%	1,628,298,264	1,628,298

Total Investments (100.3%) (Cost $19,001,233)	39,747,215
Other Assets and Liabilities-Net (-0.3%)[3]	(108,528)
Net Assets (100%)	39,638,687
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $31,910,000.

1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $33,883,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of December 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	36,149,433	1,969,484	—
Temporary Cash Investments	1,628,298	—	—
Total	37,777,731	1,969,484	—

PRIMECAP Fund

D. The fund has invested in a company that is considered to be an affiliated company of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of this company were as follows:

			Current Period Transactions
			Proceeds
	Sept. 30, 2013		from		Dec. 31, 2013
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
Plantronics Inc.	170,454	—	—	370	171,935

E. At December 31, 2013, the cost of investment securities for tax purposes was $19,001,233,000. Net unrealized appreciation of investment securities for tax purposes was $20,745,982,000, consisting of unrealized gains of $21,453,413,000 on securities that had risen in value since their purchase and $707,431,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement Income Fund

Schedule of Investments
As of December 31, 2013

		Market
		Value
	Shares	($000)
Investment Companies (100.2%)
U.S. Stock Fund (21.4%)
Vanguard Total Stock Market Index Fund Investor Shares	48,187,525	2,248,912

International Stock Fund (9.1%)
Vanguard Total International Stock Index Fund Investor Shares	56,700,218	949,729

U.S. Bond Funds (56.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	392,271,833	4,114,931
Vanguard Short-Term Inflation-Protected Securities Index Fund Investor Shares	71,213,722	1,757,555
		5,872,486
International Bond Fund (13.7%)
Vanguard Total International Bond Index Fund Investor Shares	145,509,326	1,441,997

Total Investment Companies (Cost $9,456,020)		10,513,124
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.125% (Cost $2,231)	2,231,027	2,231
Total Investments (100.2%) (Cost $9,458,251)		10,515,355
Other Assets and Liabilities-Net (-0.2%)		(16,760)
Net Assets (100%)		10,498,595

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2013, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2013, the cost of investment securities for tax purposes was $9,458,251,000. Net unrealized appreciation of investment securities for tax purposes was $1,057,104,000, consisting of unrealized gains of $1,111,707,000 on securities that had risen in value since their purchase and $54,603,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2010 Fund

Schedule of Investments
As of December 31, 2013

		Market
		Value
	Shares	($000)
Investment Companies (100.1%)
U.S. Stock Fund (27.6%)
Vanguard Total Stock Market Index Fund Investor Shares	40,607,568	1,895,155

International Stock Fund (12.0%)
Vanguard Total International Stock Index Fund Investor Shares	49,043,246	821,474

U.S. Bond Funds (48.7%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	235,235,103	2,467,616
Vanguard Short-Term Inflation-Protected Securities Index Fund Investor Shares	35,162,677	867,815
		3,335,431
International Bond Fund (11.8%)
Vanguard Total International Bond Index Fund Investor Shares	81,646,078	809,113

Total Investment Companies (Cost $5,978,171)		6,861,173
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.125% (Cost $4,022)	4,021,699	4,022
Total Investments (100.2%) (Cost $5,982,193)		6,865,195
Other Assets and Liabilities-Net (-0.2%)		(14,559)
Net Assets (100%)		6,850,636
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2013, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2013, the cost of investment securities for tax purposes was $5,982,193,000. Net unrealized appreciation of investment securities for tax purposes was $883,002,000, consisting of unrealized gains of $911,716,000 on securities that had risen in value since their purchase and $28,714,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2015 Fund

Schedule of Investments
As of December 31, 2013

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (37.3%)
Vanguard Total Stock Market Index Fund Investor Shares	166,129,935	7,753,284

International Stock Fund (16.0%)
Vanguard Total International Stock Index Fund Investor Shares	199,360,315	3,339,285

U.S. Bond Funds (37.5%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	630,829,027	6,617,396
Vanguard Short-Term Inflation-Protected Securities Index Fund Investor Shares	48,531,761	1,197,764
		7,815,160
International Bond Fund (9.2%)
Vanguard Total International Bond Index Fund Investor Shares	192,198,990	1,904,692

Total Investment Companies (Cost $17,131,595)		20,812,421
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.125% (Cost $5,647)	5,646,522	5,647
Total Investments (100.0%) (Cost $17,137,242)		20,818,068
Other Assets and Liabilities-Net (0.0%)		(3,604)
Net Assets (100%)		20,814,464
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2013, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2013, the cost of investment securities for tax purposes was $17,137,242,000. Net unrealized appreciation of investment securities for tax purposes was $3,680,826,000, consisting of unrealized gains of $3,740,909,000 on securities that had risen in value since their purchase and $60,083,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2020 Fund

Schedule of Investments
As of December 31, 2013

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (43.8%)
Vanguard Total Stock Market Index Fund Investor Shares	224,021,817	10,455,098

International Stock Fund (18.8%)
Vanguard Total International Stock Index Fund Investor Shares	267,876,962	4,486,939

U.S. Bond Fund (30.1%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	685,191,851	7,187,663

International Bond Fund (7.2%)
Vanguard Total International Bond Index Fund Investor Shares	174,907,622	1,733,335

Total Investment Companies (Cost $19,644,419)		23,863,035
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.125% (Cost $17,706)	17,706,158	17,706

Total Investments (100.0%) (Cost $19,662,125)		23,880,741
Other Assets and Liabilities-Net (0.0%)		(2,860)
Net Assets (100%)		23,877,881
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2013, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2013, the cost of investment securities for tax purposes was $19,662,125,000. Net unrealized appreciation of investment securities for tax purposes was $4,218,616,000, consisting of unrealized gains of $4,276,699,000 on securities that had risen in value since their purchase and $58,083,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2025 Fund

Schedule of Investments
As of December 31, 2013

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (49.0%)
Vanguard Total Stock Market Index Fund Investor Shares	294,056,383	13,723,611

International Stock Fund (21.0%)
Vanguard Total International Stock Index Fund Investor Shares	351,716,151	5,891,246

U.S. Bond Fund (24.2%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	645,195,654	6,768,102

International Bond Fund (5.8%)
Vanguard Total International Bond Index Fund Investor Shares	164,547,168	1,630,663

Total Investment Companies (Cost $22,109,756)		28,013,622
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.125% (Cost $25,258)	25,258,099	25,258

Total Investments (100.1%) (Cost $22,135,014)		28,038,880
Other Assets and Liabilities-Net (-0.1%)		(17,450)
Net Assets (100%)		28,021,430
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2013, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2013, the cost of investment securities for tax purposes was $22,135,014,000. Net unrealized appreciation of investment securities for tax purposes was $5,903,866,000, consisting of unrealized gains of $5,947,149,000 on securities that had risen in value since their purchase and $43,283,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2030 Fund

Schedule of Investments
As of December 31, 2013

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (54.1%)
Vanguard Total Stock Market Index Fund Investor Shares	229,268,591	10,699,965

International Stock Fund (23.3%)
Vanguard Total International Stock Index Fund Investor Shares	274,727,254	4,601,682

U.S. Bond Fund (18.3%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	344,484,404	3,613,642

International Bond Fund (4.3%)
Vanguard Total International Bond Index Fund Investor Shares	86,691,356	859,111

Total Investment Companies (Cost $15,553,204)		19,774,400
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.125% (Cost $18,257)	18,257,216	18,257

Total Investments (100.1%) (Cost $15,571,461)		19,792,657
Other Assets and Liabilities-Net (-0.1%)		(15,137)
Net Assets (100%)		19,777,520
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2013, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2013, the cost of investment securities for tax purposes was $15,571,461,000. Net unrealized appreciation of investment securities for tax purposes was $4,221,196,000, consisting of unrealized gains of $4,268,487,000 on securities that had risen in value since their purchase and $47,291,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2035 Fund

Schedule of Investments
As of December 31, 2013

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (59.3%)
Vanguard Total Stock Market Index Fund Investor Shares	268,360,651	12,524,392

International Stock Fund (25.4%)
Vanguard Total International Stock Index Fund Investor Shares	320,352,928	5,365,912

U.S. Bond Fund (12.4%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	249,797,166	2,620,372

International Bond Fund (2.9%)
Vanguard Total International Bond Index Fund Investor Shares	62,146,571	615,872

Total Investment Companies (Cost $15,975,439)		21,126,548
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.125% (Cost $19,219)	19,219,494	19,219

Total Investments (100.1%) (Cost $15,994,658)		21,145,767
Other Assets and Liabilities-Net (-0.1%)		(14,702)
Net Assets (100%)		21,131,065
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2013, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2013, the cost of investment securities for tax purposes was $15,994,658,000. Net unrealized appreciation of investment securities for tax purposes was $5,151,109,000, consisting of unrealized gains of $5,171,862,000 on securities that had risen in value since their purchase and $20,753,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2040 Fund

Schedule of Investments
As of December 31, 2013

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (63.0%)
Vanguard Total Stock Market Index Fund Investor Shares	181,905,251	8,489,518

International Stock Fund (27.0%)
Vanguard Total International Stock Index Fund Investor Shares	216,895,274	3,632,996

U.S. Bond Fund (8.1%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	103,408,908	1,084,760

International Bond Fund (1.9%)
Vanguard Total International Bond Index Fund Investor Shares	25,986,155	257,523

Total Investment Companies (Cost $10,254,475)		13,464,797
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.125% (Cost $19,231)	19,231,356	19,231

Total Investments (100.1%) (Cost $10,273,706)		13,484,028
Other Assets and Liabilities-Net (-0.1%)		(14,262)
Net Assets (100%)		13,469,766
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2013, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2013, the cost of investment securities for tax purposes was $10,273,706,000. Net unrealized appreciation of investment securities for tax purposes was $3,210,322,000, consisting of unrealized gains of $3,221,205,000 on securities that had risen in value since their purchase and $10,883,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2045 Fund

Schedule of Investments
As of December 31, 2013

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (63.1%)
Vanguard Total Stock Market Index Fund Investor Shares	172,699,906	8,059,905

International Stock Fund (26.9%)
Vanguard Total International Stock Index Fund Investor Shares	205,191,955	3,436,965

U.S. Bond Fund (8.1%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	97,825,981	1,026,194

International Bond Fund (1.9%)
Vanguard Total International Bond Index Fund Investor Shares	24,591,954	243,706

Total Investment Companies (Cost $9,605,476)		12,766,770
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.125% (Cost $12,466)	12,465,606	12,466
Total Investments (100.1%) (Cost $9,617,942)		12,779,236
Other Assets and Liabilities-Net (-0.1%)		(12,830)
Net Assets (100%)		12,766,406
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2013, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2013, the cost of investment securities for tax purposes was $9,617,942,000. Net unrealized appreciation of investment securities for tax purposes was $3,161,294,000, consisting of unrealized gains of $3,167,758,000 on securities that had risen in value since their purchase and $6,464,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2050 Fund

Schedule of Investments
As of December 31, 2013

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (63.1%)
Vanguard Total Stock Market Index Fund Investor Shares	81,861,166	3,820,461

International Stock Fund (26.9%)
Vanguard Total International Stock Index Fund Investor Shares	97,279,977	1,629,439

U.S. Bond Fund (8.1%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	46,454,172	487,304

International Bond Fund (1.9%)
Vanguard Total International Bond Index Fund Investor Shares	11,598,366	114,940
Total Investment Companies (Cost $4,643,545)		6,052,144
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.125% (Cost $8,348)	8,347,898	8,348
Total Investments (100.1%) (Cost $4,651,893)		6,060,492
Other Assets and Liabilities-Net (-0.1%)		(8,261)
Net Assets (100%)		6,052,231
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2013, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2013, the cost of investment securities for tax purposes was $4,651,893,000. Net unrealized appreciation of investment securities for tax purposes was $1,408,599,000, consisting of unrealized gains of $1,414,652,000 on securities that had risen in value since their purchase and $6,053,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2055 Fund

Schedule of Investments
As of December 31, 2013

		Market
		Value
	Shares	($000)
Investment Companies (99.8%)
U.S. Stock Fund (63.0%)
Vanguard Total Stock Market Index Fund Investor Shares	15,210,934	709,894

International Stock Fund (26.9%)
Vanguard Total International Stock Index Fund Investor Shares	18,112,681	303,387

U.S. Bond Fund (8.1%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	8,716,989	91,441

International Bond Fund (1.8%)
Vanguard Total International Bond Index Fund Investor Shares	2,094,239	20,754
Total Investment Companies (Cost $947,106)		1,125,476
Temporary Cash Investment (0.2%)
Money Market Fund (0.2%)
1 Vanguard Market Liquidity Fund, 0.125% (Cost $1,606)	1,605,506	1,606
Total Investments (100.0%) (Cost $948,712)		1,127,082
Other Assets and Liabilities-Net (0.0%)		132
Net Assets (100%)		1,127,214
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2013, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2013, the cost of investment securities for tax purposes was $948,712,000. Net unrealized appreciation of investment securities for tax purposes was $178,370,000, consisting of unrealized gains of $181,011,000 on securities that had risen in value since their purchase and $2,641,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2060 Fund

Schedule of Investments
As of December 31, 2013

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (63.1%)
Vanguard Total Stock Market Index Fund Investor Shares	3,879,338	181,049

International Stock Fund (27.0%)
Vanguard Total International Stock Index Fund Investor Shares	4,625,606	77,479

U.S. Bond Fund (8.1%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	2,232,639	23,420

International Bond Fund (1.8%)
Vanguard Total International Bond Index Fund Investor Shares	525,373	5,207
Total Investment Companies (Cost $253,766)		287,155
Temporary Cash Investment (0.4%)
Money Market Fund (0.4%)
1 Vanguard Market Liquidity Fund, 0.125% (Cost $1,179)	1,179,248	1,179
Total Investments (100.4%) (Cost $254,945)		288,334
Other Assets and Liabilities-Net (-0.4%)		(1,243)
Net Assets (100%)		287,091
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2013, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2013, the cost of investment securities for tax purposes was $254,945,000. Net unrealized appreciation of investment securities for tax purposes was $33,389,000, consisting of unrealized gains of $34,044,000 on securities that had risen in value since their purchase and $655,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD CHESTER FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CHESTER FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: February 20, 2014
VANGUARD CHESTER FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: February 20, 2014

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.